Supplemental financial information (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Other income (expense) net

Other income (expense) net	2011	2010	2009
Interest income	$11	$13	$24
Other (a)	(6)	24	2
Total	$5	$37	$26
(a) Includes lease income of approximately $20 million per year, primarily from the purchaser of a former business. As of December 31, 2011, the aggregate amount of non-cancellable future lease payments to be received from these leases is $84 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts. 2011 also includes an expense associated with a settlement related to a divested business.

Property, plant and equipment at cost

	Depreciable Lives	December 31,
Property, plant and equipment at cost	(Years)	2011	2010
Land	—	$188	$92
Buildings and improvements	5-40	2,998	2,815
Machinery and equipment	3-10	3,947	4,000
Total		$7,133	$6,907

Accrued expenses and other liabilities
Authorizations for property, plant and equipment expenditures in future years were $249 million at December 31, 2011.

	December 31,
Accrued expenses and other liabilities	2011	2010
Customer incentive programs and allowances	$190	$118
Severance and related expenses	140	19
Property and other non-income taxes	98	108
Other	367	377
Total	$795	$622

Accumulated other comprehensive income (loss), net of taxes

	December 31,
Accumulated other comprehensive income (loss), net of taxes	2011	2010
Unrealized losses on available-for-sale investments	$(3)	$(13)
Postretirement benefit plans:
Net actuarial loss	(780)	(704)
Net prior service credit	9	16
Cash flow hedge derivative	(2)	—
Total	$(776)	$(701)